DERIVATIVE LIABILITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares underlying the Warrants	375,000
Fair market value of stock	$ 0.51
Exercise Price	$ 2.00
Volatility	118.00%	109.00%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0.00%	0.00%
Warrant life (years)	6 years	6 years